Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Information about goodwill is as follows:

	Goodwill for the Years Ended December 31,
	2016	2015	2014
Balance as of January 1:
Goodwill	$156,817	$156,817	$156,817
Accumulated impairment loss	(139,532)	(139,532)	(139,532)
	17,285	17,285	17,285
Impairment (Refer to Note 1)	(17,285)	—	—
Goodwill	156,817	156,817	156,817
Accumulated impairment losses	(156,817)	(139,532)	(139,532)
Balance as of December 31:	$—	$17,285	$17,285